Debt - Additional Information (Detail) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Apr. 27, 2020	Feb. 28, 2018	May 31, 2017	Apr. 30, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2020	Jul. 25, 2014
Debt Disclosure [Line Items]
Proceeds from lines of credit					$ 213,927	$ 20,070	$ 30,000
Borrowing base	$ 200,000
Proceeds from accounts receivable	$ 120,000				120,000
Unamortised debt issuance costs not written off					60,545	29,840
Amortization of deferred debt issuance costs					14,800	$ 16,900	$ 15,300
Debt issuance costs					62,100
Debt issuance costs less accumulated amortization					1,600
Long term debt net of unamortised debt issuance costs					2,153,618
JAPAN
Debt Disclosure [Line Items]
Long term debt net of unamortised debt issuance costs					$ 2,900
Tranche One | JAPAN
Debt Disclosure [Line Items]
Loan maturity date					May 27, 2029
Interest rate payable					1.82%
Tranche Two | JAPAN
Debt Disclosure [Line Items]
Loan maturity date					Oct. 27, 2029
Interest rate payable					1.83%
Minimum [Member]
Debt Disclosure [Line Items]
Percentage of minimum funding threshold	60.00%
Initial First Lien Term Loans
Debt Disclosure [Line Items]
Proceeds from lines of credit		$ 350,000	$ 225,000	$ 150,000
Second Lien Term Loan
Debt Disclosure [Line Items]
Debt instrument, maturity date						Jul. 01, 2020
Borrowing base						$ 760,000
First Lien Term Loan
Debt Disclosure [Line Items]
Debt instrument, maturity date						Jul. 01, 2021
Borrowing base						$ 2,500,000
2014 Topco Acquisition [Member] | Revolving Credit Facility
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity									$ 200,000
2014 Topco Acquisition [Member] | Initial First Lien Term Loans
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity					$ 150,000				1,800,000
Debt instrument, maturity date				Apr. 23, 2021
2014 Topco Acquisition [Member] | Second Lien Term Loan
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity									760,000
Delayed Draw Term Loans | 2014 Topco Acquisition [Member] | Initial First Lien Term Loans
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity									60,000
Letter of Credit [Member] | Bank of America [Member] | Advantage Sales And Marketing Inc
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity					400,000
Letter of Credit [Member] | 2014 Topco Acquisition [Member] | Revolving Credit Facility
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity									75,000
Second Lien Term Loans [Member] | 2014 Topco Acquisition [Member]
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity									$ 760,000
Account Receivable Securitization Facility [Member] | Revolving Credit Facility
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity								$ 300,000
First Lien Credit Agreement Second Lien Credit Agreement And AR Credit Facility
Debt Disclosure [Line Items]
Debt instrument face value					3,300,000
Incremental costs of debt included in debt repayment					86,800
Incremental costs of debt capitalised as deferred debt issuance cost					56,700
Incremental costs of debt charged to income statement					30,100
Unamortized debt issuance costs					16,700
Unamortised debt issuance costs not written off					5,400
Write off of deferred debt issuance costs					11,300
New Secured First Lien Term Loan Facility | Advantage Sales And Marketing Inc
Debt Disclosure [Line Items]
Debt instrument face value					$ 1,325,000
Term loan instalment payment as a percentage of principal					1.00%
Term loan prepayment percentage premium					1.00%
Percentage of net cash proceeds of certain assets for term loan prepayments					100.00%
Percentage of net cash proceeds from certain debt issuance for term loan prepayments					100.00%
Percentage of excess cash flow for term loan prepayments					50.00%
New Secured First Lien Term Loan Facility | Advantage Sales And Marketing Inc | Eurodollar
Debt Disclosure [Line Items]
Debt instrument variable interest rate spread					5.25%
New Secured First Lien Term Loan Facility | Advantage Sales And Marketing Inc | Base Rate
Debt Disclosure [Line Items]
Debt instrument variable interest rate spread					4.25%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc | Fee Percentage One
Debt Disclosure [Line Items]
Line of credit unused commitement fee percentage					0.375%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc | Fee Percentage Two
Debt Disclosure [Line Items]
Line of credit unused commitement fee percentage					0.25%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc | Eurodollar | Variable Interest Rate Spread One
Debt Disclosure [Line Items]
Debt instrument variable interest rate spread					2.00%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc | Eurodollar | Variable Interest Rate Spread Two
Debt Disclosure [Line Items]
Debt instrument variable interest rate spread					2.25%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc | Eurodollar | Variable Interest Rate Spread Three
Debt Disclosure [Line Items]
Debt instrument variable interest rate spread					2.50%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc | Base Rate | Variable Interest Rate Spread One
Debt Disclosure [Line Items]
Debt instrument variable interest rate spread					1.00%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc | Base Rate | Variable Interest Rate Spread Two
Debt Disclosure [Line Items]
Debt instrument variable interest rate spread					1.25%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc | Base Rate | Variable Interest Rate Spread Three
Debt Disclosure [Line Items]
Debt instrument variable interest rate spread					1.50%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc | New Revolving Credit Facility Covenant
Debt Disclosure [Line Items]
Line of credit unused borrowing capacity					$ 25,000
Line of credit unused borrowing capacity percentage					10.00%
New Revolving Credit Facility [Member] | Bank of America [Member] | Advantage Sales And Marketing Inc
Debt Disclosure [Line Items]
Line of credit facility term					5 years
Senior Secured Notes | Advantage Sales And Marketing Inc | Advantage Solutions Finco Llc [Member]
Debt Disclosure [Line Items]
Debt instrument face value					$ 775,000
Long term debt instrument fixed rate of interest					6.50%
Senior secured notes year of maturity					2028
Debt instrument issued percentage of principal amount					100.00%
Long term debt instrument date when the periodic payment is to be first made					May 15, 2021
Debt instrument terms of interest payment					Interest on the Notes is payable semi-annually in arrears on May 15 and November 15
Loan maturity date					Nov. 15, 2028
Debt instrument percentage of the principal amount redeemable prematurely					40.00%
Debt instrument percentage of the principal amount redeemable annually					10.00%
Percentage of note holders by value to approve for purchase of notes by the company					90.00%
Senior Secured Notes | Redemption Price Percentage One | Advantage Sales And Marketing Inc | Advantage Solutions Finco Llc [Member]
Debt Disclosure [Line Items]
Debt instrument redemption price percentage					100.00%
Senior Secured Notes | Redemption Price Percentage Two | Advantage Sales And Marketing Inc | Advantage Solutions Finco Llc [Member]
Debt Disclosure [Line Items]
Debt instrument redemption price percentage					106.50%
Senior Secured Notes | Redemption Price PercentageThree | Advantage Sales And Marketing Inc | Advantage Solutions Finco Llc [Member]
Debt Disclosure [Line Items]
Debt instrument redemption price percentage					103.00%